FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial assets	Rp 56,409	Rp 49,824
Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	8,225	8,053
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS
Financial assets	33,905	29,007
Amortized cost | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	1,196	1,359
Amortized cost | Trade and other receivables.
FINANCIAL INSTRUMENTS
Financial assets	12,829	10,948
Amortized cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	165	155
FVTPL | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	89	302
FVTPL | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	8,174	8,028
FVTOCI | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	Rp 51	Rp 25